Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Inventories [Abstract]
Raw materials	$ 4,963	$ 5,198
Work-in-progress	4,437	4,289
Finished goods	1,428	1,525
Total inventories	10,828	11,012
Obsolescence allowance at beginning of the year	3,554	3,450	$ 3,711
Additional charges	341	134	110
Written off	(8)	(30)	(371)
Obsolescence allowance at the end of the year	$ 3,887	$ 3,554	$ 3,450